OTHER PAYABLES - Third Parties (Details) - Third Parties	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
OTHER PAYABLES
Professional service fees	¥ 1,601,517	$ 236,034	¥ 2,211,757
Distributors and employees	1,362,220	200,766	2,837,272
Accrued expenses	397,142	58,531	523,917
Others	69,220	10,203	581,943
Total	¥ 3,430,099	$ 505,534	¥ 6,154,889